Balance Sheet Components - Schedule of Other Current Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Mar. 31, 2025
Other Current Liabilities [Line Items]
Employee related payroll taxes and payables	$ 138	$ 200
Accrued expenses and fees	115	99
Electronic design automation liabilities	80	47
Trade payables (including payables to related parties of $10 and $11 as of December 31, 2025 and March 31, 2025, respectively)	78	63
Customer deposits	7	7
Finance lease liabilities	24	10
Total other current liabilities	442	426
Related Party
Other Current Liabilities [Line Items]
Trade payables (including payables to related parties of $10 and $11 as of December 31, 2025 and March 31, 2025, respectively)	10	11
Total other current liabilities	$ 10	$ 11